Lease right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Lease Right-of-use Assets And Lease Liabilities
Lease right-of-use assets and lease liabilities

6.       Lease right-of-use assets and lease liabilities

Operating leases

The Group leases office space in Australia (“Seven Hills”) and in New Jersey (“Highland Cross”). The Seven Hills lease commenced on July 1, 2018 and ends on June 30, 2024, with monthly lease payments of $20,509 AUD ($13,662 USD). At the end of April 2024, the agreement of the Seven Hills lease was renewed to the end of April 2026, with a new monthly lease payment of $21,197 AUD ($13,997 USD). For the new lease, the total initial cost recognized as a right-of-use (ROU) asset is $384,770.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s incremental borrowing rate, estimated to be 15.00%, as the interest rate implicit in most of the leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. During the years ended December 31, 2024 and 2023, the Group recorded $125,971and $154,351, respectively as operating lease expense which is included in other general and administrative expenses on the consolidated statements of operations and comprehensive loss.

Operating right of use assets are summarized below:

	December 31, 2024	December 31, 2023
Office Lease	$337,431	$659,997
Less accumulated amortization	(123,743)	(588,632)
Operating right of use asset	$213,688	$71,365

Operating lease liabilities are summarized below:

	December 31, 2024	December 31, 2023
Office Lease	$184,354	$63,581
Less current portion	(144,245)	(63,581)
Long term portion	$40,109	$—

Operating lease liabilities are summarized below:

Total
12-month period ending December 31, 2025	$163,738
12-month period ending December 31, 2026	41,466
Total future minimum lease payments	205,204
Less imputed interest	(20,850)
PV of payments	$184,354

Finance leases

The Group holds three pieces of equipment under finance leases. Two leases, with terms of 33 months and 48 months respectively, matured in December 2022, while the third lease, with a term of 48 months, matured in December 2023. The associated right-of-use assets remain subject to amortization, as detailed below.

	As of December 31, 2024	As of December 31, 2023
Equipment lease	$77,519	$77,519
Less accumulated amortization	(74,167)	(69,895)
Finance right of use asset	$3,352	$7,624

Amortization expense was $4,272 and $10,751 for the years ended December 31, 2024 and 2023, respectively.